Operating Risk (Details) - Schedule of Operating Risks - Sales Revenue, Net [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Mar. 31, 2023		Mar. 31, 2022		Mar. 31, 2021
Customer B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	21.40%		20.10%		19.30%
Customer C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1]	11.60%		10.00%
Customer D [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1]		[1]	11.20%
Customer E [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	19.60%			[1]		[1]
Customer F [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1]		[1]	11.20%

[1]	Less than 10%